CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Online games-royalties and license fees related party revenue	₩ 11,010	₩ 13,093	₩ 21,726
Mobile games and applications related party revenue	15,078	15,055	14,504
Character merchandising, animation and other revenue, related party revenue	3,051	3,779	3,249
Cost of revenue	30,282	34,188	35,399
Selling, general and administrative expenses	11,481	12,682	17,063
Research and development	5,277	4,847	6,131
Related Party
Online games-royalties and license fees related party revenue	6,705	8,034	12,455
Mobile games and applications related party revenue	2,639	3,214	4,992
Character merchandising, animation and other revenue, related party revenue	111	193	1,104
Cost of revenue	61	315	119
Selling, general and administrative expenses	8	7	123
Research and development	₩ 158	₩ 277	₩ 959